Investments (Details)		1 Months Ended		12 Months Ended
	Dec. 14, 2021 USD ($)	May 31, 2022 USD ($)	May 20, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 USD ($)
Disclosure Of Investments Accounted For Using Equity Method Text Block Abstract
Total equity stake					$ 6,000,000
Cash			$ 5,000,000		3,000,000
Ordinary shares value			3,000,000		3,000,000
Cash payment					$ 3,000,000
Equity interest percent					15.19%
Impairment (in Dollars)				$ 2,565,082
Right to invest			$ 8,000,000
Convertible note		$ 500,000
previously executed percentage	100.00%
Received final payment	$ 180,000
Convertible note fundraising (in Dollars)				$ 670,833
Convertible note percentage				54.00%	54.00%
Earn interest percentage				8.50%	8.50%